Initial Public Offering - Additional Information (Detail) - $ / shares	1 Months Ended	4 Months Ended
	Jun. 30, 2020	Sep. 30, 2020	Aug. 25, 2020
Initial Public Offering Disclosure [Line Items]
Sale of stock issue price per share			$ 10.00
Proposed public offering [Member]
Initial Public Offering Disclosure [Line Items]
Stock shares issued during the period	20,000,000
Sale of stock issue price per share	$ 10.00
Proposed public offering [Member] | Over-Allotment Option [Member]
Initial Public Offering Disclosure [Line Items]
Stock shares issued during the period	23,000,000
Public Warrants [Member]
Initial Public Offering Disclosure [Line Items]
Stock shares issued during the period		20,000,000
Sale of stock issue price per share		$ 10.00
Exercise price of warrants		$ 11.50
Number of shares entitlement per warrant		1
Public Warrants [Member] | Proposed public offering [Member]
Initial Public Offering Disclosure [Line Items]
Stock shares issued during the period	20,000,000
Sale of stock issue price per share	$ 10.00
Exercise price of warrants	$ 11.50
Number of shares entitlement per warrant	1